CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	$ 418,060	¥ 2,664,132	¥ 1,563,755
Restricted cash	204,851	1,305,435	1,112,152
Restricted time deposits	273,969	1,745,898	1,779,458
Short-term financing receivables, net of allowance for credit losses of RMB508,013 and RMB307,341 as of December 31, 2020 and December 31, 2021, respectively	592,062	3,772,975	4,918,548
Loans at fair value	39,697	252,970	381,393
Accrued interest receivable, net of allowance for credit losses of RMB1,681 and RMB1,367 as of December 31, 2020 and December 31, 2021, respectively	8,397	53,513	79,793
Prepaid expenses and other current assets	147,687	941,150	1,004,845
Amounts due from related parties	994	6,337	941
Deposits to insurance companies and guarantee companies	216,315	1,378,489	1,066,281
Short-term guarantee receivables, net of allowance for credit losses of RMB58,771 and RMB21,006 as of December 31, 2020 and December 31, 2021, respectively	85,357	543,949	756,197
Short-term contract assets and service fees receivable, net of allowance for credit losses of RMB65,607 and RMB187,261 as of December 31, 2020 and December 31, 2021, respectively	618,696	3,942,700	3,707,649
Inventories, net	7,503	47,816	47,170
Total current assets	2,613,588	16,655,364	16,418,182
Non-current assets
Restricted cash	23,420	149,247	163,999
Long term financing receivables, net of allowance for credit losses of RMB21,149 and RMB19,523 as of December 31, 2020 and December 31, 2021 respectively	37,838	241,127	204,761
Long-term guarantee receivables, net of allowance for credit losses of RMB16,994 and RMB4,061 as of December 31, 2020 and December 31, 2021, respectively	15,937	101,562	218,654
Long-term contract assets and service fees receivable, net of allowance for credit losses of RMB18,970 and RMB34,973 as of December 31, 2020 and December 31, 2021, respectively	38,394	244,672	481,989
Property, equipment and software, net	30,652	195,330	125,694
Land use rights, net	151,597	966,067	1,000,467
Long‑term investments	73,606	469,064	521,802
Deferred tax assets	184,678	1,176,878	747,332
Other assets	129,756	826,883	462,285
Total non-current assets	685,878	4,370,830	3,926,983
TOTAL ASSETS	3,299,466	21,026,194	20,345,165
Current liabilities
Accounts payable (including amounts of the consolidated VIEs of RMB42,961 and RMB15,705 as of December 31, 2020 and December 31, 2021, respectively)	2,464	15,705	42,961
Amounts due to related parties (including amounts of the consolidated VIEs of RMB67,514 and RMB23,102 as of December 31, 2020 and December 31, 2021, respectively)	3,625	23,102	67,514
Short term borrowings (including amounts of the consolidated VIEs of RMB1,751,633 and RMB1,735,931 as of December 31, 2020 and December 31, 2021, respectively)	282,419	1,799,741	1,827,063
Short term funding debts (including amounts of the consolidated VIEs of RMB4,685,935 and RMB3,101,381 as of December 31, 2020 and December 31, 2021, respectively)	486,674	3,101,381	4,685,935
Accrued interest payable (including amounts of the consolidated VIEs of RMB26,972 and RMB15,900 as of December 31, 2020 and December 31, 2021, respectively)	3,900	24,851	36,484
Deferred guarantee income (including amounts of the consolidated VIEs of RMB694,582 and RMB419,843 as of December 31, 2020 and December 31, 2021, respectively)	65,883	419,843	694,582
Contingent guarantee liabilities (including amounts of the consolidated VIEs of RMB1,738,787 and RMB928,840 as of December 31, 2020 and December 31, 2021, respectively)	145,755	928,840	1,738,787
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB2,509,671 and RMB3,393,092 as of December 31, 2020 and December 31, 2021, respectively)	607,861	3,873,657	2,926,347
Total current liabilities	1,598,581	10,187,120	12,019,673
Non-current liabilities
Long term funding debts (including amounts of the consolidated VIEs of RMB825,814 and RMB696,852 as of December 31, 2020 and December 31, 2021, respectively)	109,351	696,852	825,814
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB21,046 and RMB53,630 as of December 31, 2020 and December 31, 2021, respectively)	8,526	54,335	21,046
Convertible notes	295,435	1,882,689	1,920,227
Other long-term liabilities (including amounts of the consolidated VIEs of RMB23,218 and RMB92,256 as of December 31, 2020 and December 31, 2021, respectively)	21,559	137,389	27,667
Total non-current liabilities	434,871	2,771,265	2,794,754
TOTAL LIABILITIES	2,033,452	12,958,385	14,814,427
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	458,054	2,918,993	2,724,006
Statutory reserves	141,437	901,322	649,234
Accumulated other comprehensive income	1,769	11,273	3,308
Retained earnings	658,411	4,195,791	2,113,956
Total equity attributable to owners of the company	1,259,708	8,027,616	5,490,738
Non-controlling interests	6,306	40,193	40,000
TOTAL SHAREHOLDERS’ EQUITY	1,266,014	8,067,809	5,530,738
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,299,466	21,026,194	20,345,165
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	28	180	176
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	$ 9	¥ 57	¥ 58